Segmental information	6 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Segmental information
Segmental information

The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision maker).

The Executive Committee considers the business principally from a geographical perspective based on the location of third party sales and the business analysis is presented by geographical segment. In addition to these geographical selling segments, a further segment reviewed by the Executive Committee is the International Supply Centre (ISC), which manufactures products for other group companies and includes the production sites in the United Kingdom, Ireland, Italy, Guatemala and Mexico.

Continuing operations also include the Corporate function. Corporate revenues and costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments or to the ISC. They also include rents receivable and payable in respect of properties not used by the group in the manufacture, sale or distribution of premium drinks.

Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centres are located in Hungary, Kenya, Colombia, the Philippines and India. The captive business service centre in Budapest also performs certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.

The segmental information for net sales and operating profit before exceptional items is reported at budgeted exchange rates in line with management reporting. For management reporting purposes the group measures the current period at, and restates the prior period net sales and operating profit to, the current year’s budgeted exchange rates. These exchange rates are set prior to the financial year as part of the financial planning process and provide a consistent exchange rate to measure the performance of the business throughout the year. The adjustments required to retranslate the segmental information to actual exchange rates and to reconcile it to the group’s reported results are shown in the tables below. The comparative segmental information, prior to retranslation, has not been restated at the current year’s budgeted exchange rates but is presented at the budgeted rates for the year ended 30 June 2019.

In addition, for management reporting purposes Diageo presents separately the result of acquisitions and disposals completed in the current and prior year from the results of the geographical segments. The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the tables below at budgeted exchange rates.

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	ISC	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2019	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	2,830	2,971	1,212	893	2,898	811	(811)	10,804	27	10,831
Net sales
At budgeted exchange rates(i)	2,395	1,617	825	679	1,455	874	(811)	7,034	27	7,061
Acquisitions and disposals	25	5	17	—	1	—	—	48	—	48
ISC allocation	8	37	3	8	7	(63)	—	—	—	—
Retranslation to actual exchange rates	74	7	3	(7)	14	—	—	91	—	91
Net sales	2,502	1,666	848	680	1,477	811	(811)	7,173	27	7,200
Operating profit/(loss)
At budgeted exchange rates(i)	1,098	573	164	250	424	73	—	2,582	(84)	2,498
Acquisitions and disposals	1	(2)	—	—	—	—	—	(1)	—	(1)
ISC allocation	11	37	3	12	10	(73)	—	—	—	—
Fair value remeasurement of contingent consideration	(4)	—	—	—	—	—	—	(4)	—	(4)
Fair value remeasurement of biological assets	—	—	—	4	—	—	—	4	—	4
Retranslation to actual exchange rates	14	7	(8)	(9)	(2)	—	—	2	2	4
Operating profit/(loss) before exceptional items	1,120	615	159	257	432	—	—	2,583	(82)	2,501
Exceptional items	—	—	—	—	(59)	—	—	(59)	—	(59)
Operating profit/(loss)	1,120	615	159	257	373	—	—	2,524	(82)	2,442
Non-operating items										—
Net finance charges										(154)
Share of after tax results of associates and joint ventures										176
Profit before taxation										2,464

Six months ended	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	ISC	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
31 December 2018	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Sales	2,667	2,879	1,160	864	2,765	923	(923)	10,335	28	10,363
Net sales
At budgeted exchange rates(i)	2,108	1,629	784	648	1,379	980	(920)	6,608	29	6,637
Acquisitions and disposals	68	1	1	—	1	—	—	71	—	71
ISC allocation	7	35	3	8	7	(60)	—	—	—	—
Retranslation to actual exchange rates	173	(32)	33	16	11	3	(3)	201	(1)	200
Net sales	2,356	1,633	821	672	1,398	923	(923)	6,880	28	6,908
Operating profit/(loss)
At budgeted exchange rates(i)	953	581	143	221	385	88	—	2,371	(77)	2,294
Acquisitions and disposals	40	1	1	—	—	—	—	42	—	42
ISC allocation	10	46	4	19	9	(88)	—	—	—	—
Retranslation to actual exchange rates	98	(14)	5	14	15	—	—	118	(3)	115
Operating profit/(loss) before exceptional items	1,101	614	153	254	409	—	—	2,531	(80)	2,451
Exceptional items	—	—	—	—	—	—	—	—	(21)	(21)
Operating profit/(loss)	1,101	614	153	254	409	—	—	2,531	(101)	2,430
Non-operating items										146
Net finance charges										(128)
Share of after tax results of associates and joint ventures										179
Profit before taxation										2,627

(i) These items represent the IFRS 8 performance measures for the geographical and ISC segments.

(1) The net sales figures for ISC reported to the Executive Committee primarily comprise inter-segmental sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the ISC segment to the other operating segments, inter-segmental sales are not material.

(2) The group’s net finance charges are managed centrally and are not attributable to individual operating segments.

(3) Approximately 40% of annual net sales occur in the last four months of each calendar year.

Weighted average exchange rates used in the translation of income statements were US dollar – £1 = $1.26 (2018 – £1 = $1.29) and euro – £1 = €1.14 (2018 – £1 = €1.12). Exchange rates used to translate assets and liabilities at the balance sheet date were US dollar – £1 = $1.32 (31 December 2018 – £1 = $1.27, 30 June 2019 – £1 = $1.27) and euro – £1 = €1.18 (31 December 2018 – £1 = €1.11, 30 June 2019 – £1 = €1.12). The group uses foreign exchange transaction hedges to mitigate the effect of exchange rate movements.